Business and Property Management Agreements with RMR LLC (Details) - RMR LLC $ in Thousands		5 Months Ended	12 Months Ended
	Jun. 05, 2015	May 31, 2015 shares	Dec. 31, 2017 USD ($) employee agreement	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Number of employees | employee			0
Number of agreements with RMR LLC to provide management services | agreement			2
Management fees as percentage of gross collected rents			3.00%
Construction supervision fees as percentage of construction costs			5.00%
Net business management fees			$ 12,464	$ 10,222	$ 9,934
Recognized amortization of the liability			603	603	372
Shares issued (in shares) | shares		19,339
Reimbursement amounts			15,045	12,276	9,641
Internal audit costs			276	235	252
Net Property Management and Construction Supervision Fees
Related Party Transaction [Line Items]
Transaction amount			11,566	8,949	7,977
Net Property Management and Construction Supervision Fees, Amortization Liability
Related Party Transaction [Line Items]
Transaction amount			$ 484	$ 484	$ 246
Transition Services
Related Party Transaction [Line Items]
Duration of transition services			120 days
Amended And Restate Business Management Agreement
Related Party Transaction [Line Items]
Percentage applied on average historical cost of real estate investment properties acquired			0.50%
Base management fee payable as percentage of average historical cost of real estate investments			0.70%
Percentage of average closing stock price on stock exchange			0.70%
Management fee payable as percentage of average market capitalization exceeding specified amount			0.50%
Measurement period for incentive management fee			3 years
Percentage for limitation and adjustments of incentive management fee payable			12.00%
Percentage for limitation and adjustments of incentive management fee payable, minimum total return per share percentage change			5.00%
Average closing price of our common shares, consecutive trading days			10 days
Highest Average closing price of our common shares, final consecutive trading days			30 days
Percentage of base business management fee payable in common shares			1.50%
Amended And Restate Business Management Agreement | Up C Transaction
Related Party Transaction [Line Items]
Written notice for convenience	60 days
Window of written notice after calendar year	60 days
Window for written notice after change of control	12 months
Remaining termination fee term	10 years
Minimum | Amended And Restate Business Management Agreement
Related Party Transaction [Line Items]
Threshold amount of average market capitalization			$ 250,000
Percentage for limitation and adjustments of incentive management fee payable, total return per share percentage, reduction			2.00%
Minimum | Amended And Restate Business Management Agreement | Up C Transaction
Related Party Transaction [Line Items]
Termination fee term	19 years
Maximum | Amended And Restate Business Management Agreement
Related Party Transaction [Line Items]
Threshold amount of real estate investments			$ 250,000
Base management fee payable average market capitalization			$ 250,000
Percentage for limitation and adjustments of incentive management fee payable, total return per share percentage, reduction			5.00%
Maximum | Amended And Restate Business Management Agreement | Up C Transaction
Related Party Transaction [Line Items]
Termination fee term	20 years